Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 01, 2023	Feb. 22, 2023	Feb. 07, 2023	Jan. 24, 2023
Common shares
Subsequent Events
Declaration of dividend (per share)		$ 0.15
Series A Preference Shares
Subsequent Events
Declaration of dividend (per share)	$ 0.546875
Proposal from GasLog to acquire limited partner interests of the Partnership not already beneficially owned by GasLog | GasLog Partners
Subsequent Events
Aggregate purchase price per common unit in cash				$ 7.70
Special distribution per common unit in cash, included in aggregate purchase price of the proposed merger transaction				$ 2.33
Prepayment of debt | Gaslog Chelsea
Subsequent Events
Prepayment of debt			$ 77,899
Prepayment of debt | Gastrade
Subsequent Events
Additional proceeds received			$ 92,780